Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

27. Subsequent Events

The following events took place subsequent to December 31, 2024:

•	On January 6, 2025, the Company successfully settled its outstanding debt to a creditor, which was previously reported on the statement of financial position at approximately US$659,000.
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On January 20, 2025, the Company issued an additional 1,480 Debenture Units, raising a total amount of C$1,480,000 under the non-brokered private placement offering announced on December 5, 2024. This third tranche was completed under amended terms, including a reduced conversion price of C$4.85 per share, an increased warrant ratio of 103.093 Warrants per Debenture Unit, and a reduced exercise price of C$5.25 per Warrant share.

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On February 4, 2025, Celly Nutrition signed a letter of engagement with a leading New York Investment Bank to raise up to US$10,000,000 in capital and explore an initial public offering on a major U.S. exchange.

•	On February 18, 2025, the Company secured an additional loan facility of AU$700,000, through its subsidiary, Huge Biopharma.
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On March 4, 2025, the CEO repaid C$800,000 towards his outstanding loan, classified under FSD Strategic Investments’ portfolio of residential property investments, thereby fully settling the debt owed to the Company. As of the date of this report, the CEO has no remaining obligations to the Company.

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On March 5, 2025, and March 11, 2025, the Company expanded its portfolio of residential mortgages by issuing two new mortgage loans, each with a principal amount of C$100,000 with a maturity of one year.

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On March 6, 2025, the Company closed the fourth tranche of the December 2024 Offering and issued 100 January 2025 Debenture Units for aggregate gross proceeds of C$100,000. On March 25,2025, the investor converted this Debenture into an aggregate of 25,257 Class B Subordinate Voting Shares.

•	On March 20, 2025, the Company successfully expanded its cryptocurrency holdings to a total value of US$3,500,000.
•	On March 27, 2025, the Company appointed Terry Lynch to the Board to replace Dr. Sanjiv Chopra.